As Filed With the Securities and Exchange Commission on March 28, 2011
File Nos. 033-47508 and 811-06653

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	28	X]

	and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	30	[X]

(Check appropriate box or boxes.)

THE JENSEN PORTFOLIO, INC.
(Exact name of Registrant as Specified in Charter)

5300 Meadows Road,
Suite 250
Lake Oswego, OR 97035
(Address of Principal Executive Office) (Zip Code)

(503) 274-2044
(800) 221-4384
Registrant’s Telephone Number, including Area Code

Robert D. McIver
5300 Meadows Road,
Suite 250
Lake Oswego, OR 97035
(Name and Address of Agent for Service)

Copy to:

Brendan N. O’Scannlain
Stoel Rives LLP
Standard Insurance Center
900 SW Fifth Avenue, Suite 2600
Portland, OR  97204-1268

It is proposed that this filing will become effective (check appropriate box)
[X]           immediately upon filing pursuant to paragraph (b)
[   ]           on (date) pursuant to paragraph (b)
[   ]           60 days after filing pursuant to paragraph (a)(1)
[   ]           on (date) pursuant to paragraph (a)(1)
[   ]           75 days after filing pursuant to paragraph (a)(2)
[   ]           on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE JENSEN PORTFOLIO, INC.

PART C
OTHER INFORMATION

Item 28.	Exhibits.

(a)
Amended and Restated Articles of Incorporation is herein incorporated by reference from the Post Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 25, 2003.

(b)	Amended and Restated Bylaws is herein incorporated by reference from the Post Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on June 18, 2001.

(c)	Instruments Defining Rights of Security Holders is herein incorporated by reference to the Registrant’s Articles of Incorporation and the Bylaws.

(d)	Investment Advisory and Service Contract – Filed Herewith.

(e)	Distribution Agreement is herein incorporated by reference from the Post Effective Amendment No. 11 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on June 18, 2001.

(i)
Amendment dated July 16, 2008 to the Distribution Agreement is herein incorporated by reference from the Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2009.

(f)	Bonus or Profit Sharing Contracts – Not Applicable.

(g)
Amended and Restated Custody Agreement is herein incorporated by reference from the Post Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2005.

(i)
Amendment dated July 16, 2008 to the Amended and Restated Custody Agreement is herein incorporated by reference from the Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2009.

(h)	Other Material Contracts

(1)
Amended and Restated Transfer Agent Servicing Agreement is herein incorporated by reference from the Post Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2005.

(i)       Amendment dated July 16, 2008 to the Amended and Restated Transfer Agent Servicing Agreement is herein incorporated by reference from the Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2009.

(ii)      Addendum to the Transfer Agent Servicing Agreement. dated May 1, 2009 to the Amended and Restated Transfer Agent Servicing Agreement is herein incorporated by reference from the Post Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 29, 2010.

(2)
Amended and Restated Fund Accounting Servicing Agreement is herein incorporated by reference from the Post Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2005.

(i)      Third Amendment to the Amended and Restated Fund Accounting Servicing Agreement dated April 27, 2010 to the Amended and Restated Fund Accounting Servicing Agreement is herein incorporated by reference from the Post Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 29, 2010.

(3)
Amended and Restated Fund Administration Servicing Agreement is herein incorporated by reference from the Post Effective Amendment No. 16 to the Registrant’s Registration Statement of Form N-1A filed with the SEC on September 28, 2004.

(i)      Amendment dated July 16, 2008 to the Amended and Restated Fund Administration Servicing Agreement is herein incorporated by reference from the Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2009.

(4)
Amended Shareholder Servicing Plan for the Class I shares is herein incorporated by reference from the Post Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2005.

(i)
Opinion and Consent of Legal Counsel to Registrant is herein incorporated by reference from the Post Effective Amendment No. 9 to the Fund’s Registration Statement filed with the SEC on September 27, 1999.

(j)	Consent of Independent Registered Public Accounting Firm – Not Applicable

(k)	All Financial Information Omitted From Item 22 – Not Applicable.

(l)	Initial Capital Agreements is herein incorporated by reference to from Post-Effective Amendment No. 7 to the Fund’s Registration Statement filed with the SEC on September 23, 1998.

(m)
Amended and Restated Distribution and Shareholder Servicing Plan (Rule 12b-1 Plan) is herein incorporated by reference from the Post Effective Amendment No. 15 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on July 25, 2003.

(n)
Rule 18f-3 Multiple Class Plan dated June 1, 2007 is herein incorporated by reference from the Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2007.

(o)	Reserved

(p)
Combined Code of Ethics for Jensen Investment Management, Inc. and The Jensen Portfolio, Inc. is herein incorporated by reference from the Post Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2009.

(q)
Power of Attorney dated September 21, 2007 is herein incorporated by reference from the Post-Effective Amendment No. 21 to the Registrant’s Registration Statement on Form N-1A filed with the SEC on September 28, 2007.

Item 29.         Persons Controlled by or Under Common Control with Registrant.

See “Control Persons and Principal Shareholders” in the Statement of Additional Information.

The Registrant is controlled by its Board of Directors.  Jensen Investment Management, Inc., an Oregon corporation, acts as the investment adviser to Registrant under the terms of an investment advisory contract with the Registrant.  See “Management of the Fund” and “Investment Advisory and Other Services” in the Statement of Additional Information.

Item 30.         Indemnification.

The Registrant’s Articles of Incorporation and Bylaws provide for the indemnification of any person, to the fullest extent permitted by law, for all liabilities (including attorney fees, judgments, fines and amounts paid in settlement) actually and reasonably incurred in connection with any actual or threatened proceeding (including, to the extent permitted by law, any derivative action) by reason of the fact that the person is or was serving as a director or officer of the Registrant.  The indemnity does not cover liability arising out of a breach of the duty of loyalty, acts or omissions not in good faith or that involve intentional misconduct or a knowing violation of the law, acts in which an improper personal benefit is derived, the unlawful payment of dividends or purchases of stock, or if a court determines that such indemnification is not lawful.

Item 31.         Business and Other Connections of Investment Adviser.

Jensen Investment Management, Inc. (the “Adviser”) serves as the investment adviser to the Registrant.  The principal business address of the Adviser is 5300 Meadows Road, Suite 250, Lake Oswego, Oregon 97035.  With respect to the Adviser, the response to this Item will be incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”), dated March 31, 2010.  The Adviser’s Form ADV may be obtained, free of charge, at the SEC's website at www.adviserinfo.sec.gov.

Item 32.         Principal Underwriter.

(a)           Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Academy Funds Trust	Jensen Portfolio, Inc.
Advisors Series Trust	Keystone Mutual Funds
Allied Asset Advisors Funds	Kiewit Investment Fund, LLLP
Alpine Equity Trust	Kirr Marbach Partners Funds, Inc.
Alpine Income Trust	LKCM Funds
Alpine Series Trust	Masters’ Select Funds Trust
Artio Global Funds	Matrix Advisors Value Fund, Inc.
Brandes Investment Trust	Monetta Fund, Inc.
Brandywine Blue Funds, Inc.	Monetta Trust
Bridges Investment Fund, Inc.	MP63 Fund, Inc.
Buffalo Funds	Nicholas Family of Funds, Inc.
Country Mutual Funds Trust	Permanent Portfolio Family of Funds, Inc.
DoubleLine Funds Trust	Perritt Funds, Inc.
Empiric Funds, Inc.	Perritt Microcap Opportunities Fund, Inc.
Evermore Funds Trust	PineBridge Mutual Funds
First American Funds, Inc.	PRIMECAP Odyssey Funds
First American Investment Funds, Inc.	Professionally Managed Portfolios
First American Strategy Funds, Inc.	Prospector Funds, Inc.
Fort Pitt Capital Funds	Purisima Funds
Glenmede Fund, Inc.	Quaker Investment Trust
Glenmede Portfolios	Rainier Investment Management Mutual Funds
Greenspring Fund, Inc.	RBC Funds Trust
Guinness Atkinson Funds	SCS Financial Funds
Harding Loevner Funds, Inc.	Thompson Plumb Funds, Inc.
Hennessy Funds Trust	TIFF Investment Program, Inc.
Hennessy Funds, Inc.	Trust for Professional Managers
Hennessy Mutual Funds, Inc.	USA Mutuals Funds
Hennessy SPARX Funds Trust	Wall Street Fund
Hotchkis and Wiley Funds	Wexford Trust
Intrepid Capital Management Funds Trust	Wisconsin Capital Funds, Inc.
Jacob Funds, Inc.	WY Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
James R. Schoenike(1)	President, Board Member	None
Andrew M. Strnad(2)	Secretary	None
Joe D. Redwine(1)	Board Member	None
Robert Kern(1)	Board Member	None
Eric W. Falkeis(1)	Board Member	None
Susan LaFond(1)	Treasurer	None
Teresa Cowan(1)	Assistant Secretary	None
(1) This individual is located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. (2) This individual is located at 6602 East 75th Street, Indianapolis, Indiana, 46250.

(c)          Not applicable.

Item 33.         Location of Accounts and Records.

The accounts, books and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder, is maintained by the Registrant at 5300 Meadows Road, Suite 250, Lake Oswego, Oregon 97035-8234, except for those maintained by the Registrant’s custodian U.S. Bank, N.A., 1555 North RiverCenter Drive, Suite 302, Milwaukee, Wisconsin 53212 and the Registrant’s administrator, transfer agent and dividend disbursement agent, U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin 53202.

Item 34.         Management Services.

Not applicable.

Item 35.         Undertakings.

The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant’s latest Annual Report to Shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 28 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Lake Oswego and the State of Oregon on March 28, 2011.

THE JENSEN PORTFOLIO, INC.

By:    /s/ Robert D. McIver
          Robert D. McIver, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 28 to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Val E. Jensen*	Chairman and Director	March 28, 2011
Val E. Jensen

/s/ Robert D. McIver	President	March 28, 2011
Robert D. McIver	(Chief Executive Officer)

Brian S. Ferrie*	Treasurer and Chief Compliance Officer	March 28, 2011
Brian S. Ferrie	(Principal Accounting Officer)

Robert F. Zagunis*	Vice President	March 28, 2011
Robert F. Zagunis

Robert G. Millen*	Vice President and Secretary	March 28, 2011
Robert G. Millen

Gary W. Hibler*	Director	March 28, 2011
Gary W. Hibler

Robert E. Harold*	Director	March 28, 2011
Robert E. Harold

Thomas L. Thomsen, Jr.*	Director	March 28, 2011
Thomas L. Thomsen, Jr.

Roger A. Cooke*	Director	March 28, 2011
Roger A. Cooke

Kenneth Thrasher*	Director	March 28, 2011
Kenneth Thrasher

*By: /s/ Robert D. McIver
Robert D. McIver, Attorney-In Fact as per Power of Attorney filed September 28, 2007.

EXHIBIT INDEX

Exhibit	Exhibit No.

Investment Advisory and Service Contract	EX-99.d